Deposits, Prepaid and Other (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deposits Prepaid And Other [Abstract]
Prepayments and deposits for inventories	$ 303	$ 11,117
Other	2,075	1,078
Current prepayments	$ 2,378	$ 12,195